DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS January 31, 2024
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—137.1%
	■ Airport Services—1.8%
40,300	Aena SME S.A. (Spain)(1)	$7,153,451
	■ Electric, Gas and Water—78.1%
289,990	Alliant Energy Corp.	14,110,913
235,660	Ameren Corp. (1)	16,394,866
134,810	American Electric Power Co., Inc. (1)	10,534,053
1,415,225	APA Group (Australia)	7,882,612
111,800	Atmos Energy Corp. (1)	12,738,492
674,000	CenterPoint Energy, Inc. (1)	18,831,560
245,000	CMS Energy Corp. (1)	14,004,200
179,000	DTE Energy Co. (1)	18,870,180
250,300	Duke Energy Corp. (1)	23,986,249
125,600	Edison International (1)	8,475,488
972,000	EDP - Energias de Portugal S.A. (Portugal)(1)	4,350,924
156,200	Emera, Inc. (Canada)	5,519,775
900,000	Enel SpA (Italy)	6,167,447
110,000	Entergy Corp. (1)	10,973,600
158,000	Eversource Energy (1)	8,566,760
445,000	Iberdrola S.A. (Spain)(1)	5,374,186
423,000	NextEra Energy, Inc. (1)	24,800,490
333,117	OGE Energy Corp. (1)	11,072,809
75,000	Orsted AS (Denmark)(1)	4,256,946
743,000	PG&E Corp. (1)	12,534,410
530,235	PPL Corp. (1)	13,892,157
189,000	Public Service Enterprise Group, Inc.	10,960,110
254,000	RWE AG (Germany)(1)	9,423,510
175,000	Severn Trent plc (United Kingdom)	5,761,780
159,300	WEC Energy Group, Inc. (1)	12,865,068
245,300	Xcel Energy, Inc. (1)	14,686,111
		307,034,696
	■ Highways & Railtracks—2.3%
1,033,000	Transurban Group (Australia)	9,155,722
	■ Integrated Telecommunication Services—1.2%
262,000	AT&T, Inc. (1)	4,634,780
Shares	Description	Value
	■ Multi-Utilities—10.5%
426,000	E.ON SE (Germany)(1)	$5,782,350
450,000	National Grid plc (United Kingdom)	6,016,507
576,000	NiSource, Inc. (1)	14,958,720
203,400	Sempra (1)	14,555,304
		41,312,881
	■ Oil & Gas Storage, Transportation and Production—35.6%
97,000	Cheniere Energy, Inc. (1)	15,907,030
97,000	DT Midstream, Inc. (1)	5,207,930
1,243,185	Energy Transfer LP (1)	17,777,546
514,000	EnLink Midstream LLC (1)	6,198,840
729,000	Enterprise Products Partners LP	19,508,040
556,575	MPLX LP (1)	21,455,966
225,000	ONEOK, Inc. (1)	15,356,250
600,000	Plains All American Pipeline LP	9,264,000
187,000	Targa Resources Corp.	15,887,520
382,147	Williams Cos., Inc. (The) (1)	13,245,215
		139,808,337
	■ Railroads—4.9%
48,700	Canadian Pacific Kansas City Ltd. (Canada)	3,918,965
112,000	CSX Corp. (1)	3,998,400
14,000	Norfolk Southern Corp. (1)	3,293,360
33,600	Union Pacific Corp. (1)	8,196,048
		19,406,773
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2024
(Unaudited)
Shares	Description	Value
	■ Telecom Tower REITs—2.7%
32,500	American Tower Corp. (1)	$6,358,625
39,000	Crown Castle, Inc. (1)	4,221,750
		10,580,375
	Total Common Stocks & MLP Interests (Cost $512,082,592)	539,087,015
TOTAL INVESTMENTS—137.1% (Cost $512,082,592)		539,087,015
	Secured borrowings—(31.8)%	(125,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(8.9)%	(35,000,000)
	Other assets less other liabilities—3.6%	13,996,009
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$393,083,024
(1)	All or a portion of securities is segregated as collateral for borrowings. The value of securities segregated as collateral is $322,254,907.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2024
(Unaudited)
Sector Allocation*
Electric, Gas and Water	57%
Oil & Gas Storage, Transportation and Production	26
Multi-Utilities	8
Railroads	3
Telecom Tower REITs	2
Highways & Railtracks	2
Airport Services	1
Integrated Telecommunication Services	1
Total	100%

Country Weightings*
United States	85%
Germany	3
Australia	3
Spain	2
United Kingdom	2
Canada	2
Portugal	1
Italy	1
Denmark	1
Total	100%

Currency Exposure*
United States Dollar	85%
Euro	7
Australian Dollar	3
Canadian Dollar	2
United Kingdom Pound Sterling	2
Danish Krone	1
Total	100%

* Percentages are based on total investments rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2024
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2024:
Level 1
Common stocks & MLP interests	$539,087,015
Total investments	$539,087,015
There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.
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